REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE (Tables)
Gross Merchandise Valume
Gross Merchandise Volume (“GMV”)	2021	2020
	US$	US$
Non-related party	292,177,817	10,437,687
Related party	139,359,179	153,038,677
Total:	431,536,996	163,476,364